TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	$ 979,570	$ 1,087,887
Other accounts receivable	188,393	133,054
Gross Book Value [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	1,077,561	1,175,796
Other accounts receivable	188,393	133,054
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	(97,991)	(87,909)
Other accounts receivable